SHARE CAPITAL - Common and Preferred Share Capital (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of number of shares outstanding [abstract]
Share-based payment transactions	$ 105	$ 167
Common share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares, Beginning balance (in shares)	548	508
Issued on Acquisition, net of issue costs (Note 6) (in shares)		36
Share-based payment transactions (in shares)	2	4
Number of shares, Ending balance (in shares)	550	548
Share capital, beginning balance	$ 15,539	$ 13,662
Issued on Acquisition, net of issue costs (Note 7)		1,710
Share-based payment transactions		167
Share capital, ending balance	$ 15,644	$ 15,539
Preferred share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares, Beginning balance (in shares)	122	100
Issued, net of issue costs (in shares)	0	0
Number of shares, Ending balance (in shares)	122	122
Share capital, beginning balance	$ 2,956	$ 2,423
Issued on Acquisition, net of issue costs (Note 7)		533
Part VI.1 tax	(10)	(3)
Share capital, ending balance	$ 2,946	$ 2,956
Class A Series 23 Preference Shares
Reconciliation of number of shares outstanding [abstract]
Issued on Acquisition, net of issue costs (Note 6) (in shares)		12
Issued on Acquisition, net of issue costs (Note 7)		$ (293)
Class A Series 25 Preference Shares
Reconciliation of number of shares outstanding [abstract]
Issued on Acquisition, net of issue costs (Note 6) (in shares)		10
Issued on Acquisition, net of issue costs (Note 7)		$ (243)